CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Depreciation and amortization	$ 1,788	$ 363,460
Amortization of beneficial conversion feature	220,730	342,029
Stock-based compensation	870,040
Increase (decrease) in accounts receivable		62,913
Increase (decrease) in VAT receivable	26,793	2,960
Increase (decrease) in amount due from related party	315,630
Increase (decrease) in prepaid expenses	14,028
Increase (decrease) in accounts payable	(63,747)	22,707
Increase (decrease) in accrued salaries	(33,617)	(15,803)
Increase (decrease) in accrued expenses	31,803
Increase (decrease) in accrued expenses - related parties	47,091	380,979
Net Cash Used in Operating Activities	(478,352)	(105,580)
Increase (dcrease) Bank overdraft		(493)
Proceeds from bonds payable	1,318,124	18,308
Payments on loans payable to related parties	(78,322)	(2,108)
Proceeds from issuance of common stock		20,850
Net Cash Provided by Financing Activities	1,239,802	36,557
EFFECT OF CHANGE IN EXCHANGE RATE	(51,699)	89,441
INCREASE (DECREASE) IN CASH	709,751	20,418
CASH, BEGINNING OF PERIOD	868,770
CASH, END OF PERIOD	1,578,521	20,418
Interest	98,759
Conversion of convertible debentures into common stock	1,146,557	1,197,952
Conversion of subordinated convertible debentures into common stock	70,757
Conversion of accrued interest payable into common stock	38,000
Issuance of common stock for promotional services	20,040
Issuance of common stock for consultancy services	850,000
Beneficial conversion features on bonds payable	$ 256,594